Other Financial Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Other Financial Income (Loss)

	December 31,
	2017	2016	2015
	(In millions of US$)
Exchange gains (losses) net	28.1	12.6	(20.5)
Other financial income (expenses)	(23.9)	(24.0)	(34.0)

Other financial income (loss)	4.2	(11.4)	(54.5)